LEASES - Lease expenses recognized in statement of operations and supplemental cash flow information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
LEASES
Operating lease expenses - third party	$ 139,660	$ 22,276
Short-term lease	24,583
Cash paid for operating leases	1,291,660	$ 21,840
ROU assets recognized during the period	$ 1,280,000